Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Interest and Finance Costs
Schedule of consolidated statements of income

	Year ended December 31,
	2025	2024	2023
Interest expense (Note 5)	$19,925	$30,040	$37,387
Amortization of deferred financing fees	523	1,022	1,667
Series B Preferred Units Interest (Note 8)	902	—	—
Other	—	114	156
Total	$21,350	$31,176	$39,210